Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	Changyou.com Ltd
Entity Central Index Key	0001458696
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Trading Symbol	CYOU
Class A ordinary shares [Member]
Entity Common Stock, Shares Outstanding	22,977,336
Class B ordinary shares [Member]
Entity Common Stock, Shares Outstanding	82,490,000